Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue and deferred platform commission fees
Platform commissions	$ 109,020	$ 129,623	$ 117,229
At a point in time
Deferred revenue and deferred platform commission fees
Revenue recognized	86,294	98,613
Platform commissions	$ 14,084	$ 19,912